REVENUE AND DEFERRED REVENUE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 12 – REVENUE AND DEFERRED REVENUE

	September 30, 2023	September 30, 2022
Software development	$584,037	$568,605
Software license	201,562	212,819
Software supports	38,464	42,440
Cloud hosting	41,237	60,059
Others	8,440	6,963
	$873,740	$890,886

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2023	September 30, 2022
Revenue recognized over time	$672,178	$678,067
Revenue recognized at a point of time	201,562	212,819
	$873,740	$890,886

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)

NOTE 12 – REVENUE AND DEFERRED REVENUE (continued)

	September 30, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	17,500	263,404
Revenue recognized from fulfilling contract liabilities	218,710	74,381
Deferred revenue, ending	$17,858	$219,068

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 82% of total revenues for the period ended September 30, 2023 (Nine months ended September 30, 2022 – 85%)